Income taxes (Tables)	9 Months Ended
Sep. 30, 2014
Income Tax Disclosure [Abstract]
Income Before Income Tax	Income before income tax consisted of the following:

	Years ended December 31,
(in thousands)	2011	2012	2013

Domestic	$38,791	$38,714	$57,251
Foreign	—	14,496	34,078

	$38,791	$53,210	$91,329

Income Tax Expense

Income tax expense consisted of the following:

	Years ended December 31,
(in thousands)	2011	2012	2013

Current:
Federal	$16,687	$19,984	$28,856
State	4,323	(493)	1,634
Foreign	—	3,578	8,058

Total current	21,010	23,069	38,548

Deferred:
Federal	(5,962)	(2,247)	(7,268)
State	(869)	126	(861)
Foreign	—	—	332

Total deferred	(6,831)	(2,121)	(7,797)

Income tax expense	$14,179	$20,948	$30,751

Income Tax Expense Reconciles to Amount Computed by Applying Federal Statutory Rate

Income tax expense reconciles to the amount computed by applying the federal statutory rate (35%) to income before income taxes as follows:

	Years ended December 31,
	2011		2012		2013
(in thousands, except percentage)	$	%	$	%	$	%

Reconciliation to statutory rate:
Tax at federal statutory rate	$13,577	35.0%	$18,623	35.0%	$31,965	35.0%
State taxes, net of federal benefit	2,229	5.8	1,384	2.6	2,344	2.6
Impact of foreign operations	—	—	(211)	(0.4)	(113)	(0.1)
Stock-based compensation	540	1.4	1,385	2.6	2,982	3.3
S corporation status benefit	(1,082)	(2.8)	—	—	—	—
S corporation conversion—DTA setup	(965)	(2.5)	—	—	—	—
Tax credits	(211)	(0.5)	(415)	(0.8)	(5,637)	(6.2)
Other	91	0.3	182	0.3	(790)	(0.9)

	$14,179	36.6%	$20,948	39.4%	$30,751	33.7%

Deferred Tax Assets and Liabilities

Significant components of the Company’s deferred tax assets and liabilities were as follows:

	December 31,
(in thousands)	2012	2013

Components of deferred tax assets and liabilities
Deferred tax assets:
Net operating loss carryforwards	$746	$252
Stock-based compensation	3,477	3,475
Accruals and reserves	6,973	15,463

Gross deferred tax assets	11,196	19,190
Valuation allowance	(204)	—

Total deferred tax assets	10,992	19,190

Deferred tax liabilities:
Depreciation and amortization	(1,998)	(3,063)
Intangible assets	(1,214)	(550)

Total deferred tax liabilities	(3,212)	(3,613)

Net deferred tax assets	$7,780	$15,577

Unrecognized Income Tax Benefits

A reconciliation of the beginning and ending amount of the unrecognized income tax benefits during the years ended December 31, 2012 and 2013 are as follows:

	December 31,
(in thousands)	2011	2012	2013

Gross balance at January 1	$—	$966	$4,439
Gross increase related to current year tax positions	171	3,473	5,280
Gross increase related to prior year tax positions	795	—	179

	$966	$4,439	$9,898